NET IMPAIRMENT LOSSES ON FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
NET IMPAIRMENT LOSSES ON FINANCIAL ASSETS
Schedule of net impairment losses on financial assets

	For the years ended December 31
	2019	2020	2021
		(Restated)
Impairment losses on other non-current assets (Note 12)	—	—	15,716
Impairment losses on trade and notes receivables (Note 14)	154,409	338,972	327,131
Impairment losses on other current assets (Note 15)	16,607	640,189	1,042,041
	171,016	979,161	1,384,888